Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Trade accounts receivable
Trade accounts receivables	$ 195,264	$ 150,957
Allowance for doubtful accounts	(12,752)	(11,447)
Trade accounts receivable - DISH Network	19,323	21,258
Total trade accounts receivable, net	201,835	160,768
Progress billings offset against contracts in process	14,600	2,900
Trade accounts receivables
Trade accounts receivable
Trade accounts receivables	159,094	127,946
Contracts in process, net
Trade accounts receivable
Trade accounts receivables	$ 36,170	$ 23,011